SEGMENTS OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

Financial information regarding the Company's segments is as follows for 2012 and 2011.

Year ended December 31, 2012

	Management	Restaurants	Total

Revenues	$130,743	$6,752,323	$6,883,066

Interest expense	$421,587	$53,339	$474,926

Depreciation and amortization	$8,768	$374,686	$383,454

Net loss before non-controlling interest	$(2,403,901)	$(990,632)	$(3,394,533)
Non-controlling interest			227,968
Net loss			$(3,166,565)

Assets	$1,606,059	$4,990,372	$6,596,431
Non-restaurant investments			1,050,000
Total Assets			$7,646,431

Total Liabilities	$338,537	$1,779,341	$2,117,878

Expenditures for non-current assets	$2,898	$1,170,903	$1,173,801

Year ended December 31, 2011

	Management	Restaurants	Total

Revenues	$496,402	$980,247	$1,476,649

Interest expense	$118,995	$64,472	$183,467

Depreciation and amortization	$8,013	$71,529	$79,542

Net loss before non-controlling interest	$(1,035,763)	$(228,258)	$(1,264,021)
Non-controlling interest			101,307
Net loss			$(1,162,714)

Assets	$950,966	$2,762,782	$3,713,748
Non-restaurant investments			1,084,951
			$4,798,699

Total Liabilities	$3,327,318	$985,613	$4,312,931

Expenditures for non-current assets	$2,808	$217,003	$219,811

Schedule Of Revenue, Operating Loss, and Long Lived Assets By Geographic Area [Table Text Block]

The following are revenues, operating loss, and long-lived assets by geographic area as of and for the years ended December 31:

Revenue:	2012	2011
United States	$130,743	$496,402
South Africa	6,284,186	980,247
Hungary	468,137	-
	$6,883,066	$1,476,649

Operating loss:	2012	2011
United States	$(1,968,352)	$(693,552)
South Africa	(539,178)	(262,286)
Hungary	(378,933)	-
	$(2,886,463)	$(955,838)

Long-lived assets, end of year:	2012	2011
United States	$1,626,903	$1,649,049
South Africa	1,866,855	1,835,411
Hungary	909,828	-
Australia	1,066,915	672,175
Brazil	145,555	101
	$5,616,056	$4,156,736